Property and Equipment - Schedule of Composition of Assets Grouped by Major Classifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	$ 7,128
Cost of balance at end of year	8,921	$ 7,128
Property and equipment, net	7,128	7,128
Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	9,040	3,243	$ 2,752
Cost of additions during the year	3,000	6,597	491
Disposals during the year	(304)	(800)
Cost of balance at end of year	11,736	9,040	3,243
Accumulated depreciation of Disposals during the year	(253)	(800)
Property and equipment, net	11,736	9,040	3,243
Accumulated Depreciation and Artisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	7,128	687
Cost of additions during the year	1,156	156	130
Cost of balance at end of year	8,921	7,128	687
Property and equipment, net	8,921	7,128	687
Accumulated Depreciation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	1,912	2,556	2,426
Cost of balance at end of year	2,815	1,912	2,556
Property and equipment, net	1,912	1,912	2,556
Laboratory Equipment [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	3,016	2,024	1,638
Cost of additions during the year	1,627	1,186	341
Disposals during the year	(4)	(194)
Cost of balance at end of year	4,639	3,016	2,024
Accumulated depreciation of Disposals during the year	(4)	(194)
Property and equipment, net	3,016	3,016	2,024
Laboratory Equipment [Member] | Accumulated Depreciation and Artisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	1,515	419
Cost of additions during the year	432	90	77
Cost of balance at end of year	2,710	1,515	419
Property and equipment, net	2,710	1,515	419
Laboratory Equipment [Member] | Accumulated Depreciation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	1,501	1,605	1,528
Cost of balance at end of year	1,929	1,501	1,605
Property and equipment, net	1,929	1,501	1,605
Computers [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	238	400	347
Cost of additions during the year	37	95	26
Disposals during the year		(257)
Cost of balance at end of year	275	238	400
Accumulated depreciation of Disposals during the year		(257)
Property and equipment, net	238	400	400
Computers [Member] | Accumulated Depreciation and Artisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	84	32
Cost of additions during the year	50	43	32
Cost of balance at end of year	71	84	32
Property and equipment, net	71	84	32
Computers [Member] | Accumulated Depreciation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	154	368	336
Cost of balance at end of year	204	154	368
Property and equipment, net	204	154	368
Office Furniture and Equipment [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	111	67	66
Cost of additions during the year	85	83	1
Disposals during the year		(39)
Cost of balance at end of year	196	111	67
Accumulated depreciation of Disposals during the year		(39)
Property and equipment, net	111	111	67
Office Furniture and Equipment [Member] | Accumulated Depreciation and Artisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	91	10
Cost of additions during the year	15	2	3
Cost of balance at end of year	161	91	10
Property and equipment, net	161	91	10
Office Furniture and Equipment [Member] | Accumulated Depreciation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	20	57	54
Cost of balance at end of year	35	20	57
Property and equipment, net	20	20	57
Leasehold Improvements [Member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	5,675	752	629
Cost of additions during the year	1,251	5,233	123
Disposals during the year	(300)	(310)
Cost of balance at end of year	6,626	5,675	752
Accumulated depreciation of Disposals during the year	(249)	(310)
Property and equipment, net	5,675	752	752
Leasehold Improvements [Member] | Accumulated Depreciation and Artisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	5,438	226
Cost of additions during the year	659	21	18
Cost of balance at end of year	5,979	5,438	226
Property and equipment, net	5,979	5,438	226
Leasehold Improvements [Member] | Accumulated Depreciation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Cost of balance at beginning of year	237	526	508
Cost of balance at end of year	647	237	526
Property and equipment, net	$ 647	$ 237	$ 526